INCOME TAX - Deferred tax assets, net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 1,125,857	$ 154,242	¥ 1,652,102
Impairment for inventory	21,868	2,996	221,290
Net operating loss carryforwards	25,574,293	3,503,665	25,843,951
Subtotal	26,722,018	3,660,903	27,717,343
Less: Valuation allowance	(26,442,239)	(3,622,572)	(27,437,564)
Total deferred tax assets, net	279,779	38,331	279,779
Deferred tax liabilities:
Accelerated amortization of intangible assets	(132,891)	(18,207)	(132,891)
Gain on the previously held equity method investment	(146,888)	(20,124)	(146,888)
Recognition of customer relationship arising from business combinations	0	0	0
Total deferred tax liabilities	(279,779)	(38,331)	(279,779)
Deferred tax assets, net	¥ 0	$ 0	¥ 0